UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22705

SSGA MASTER TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: June 30, 2018

Item 1. Reports to Shareholders.

Annual Report
June 30, 2018
SSGA Master Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Blackstone / GSO Senior Loan Portfolio
Portfolio Statistics (UNAUDITED)
Top Five Holdings as of June 30, 2018

Description	% of Net Assets
CenturyLink Escrow LLC Senior Secured 2017 Term Loan B 4.84% 1/31/2025	1.9%
Asurion LLC Senior Secured 2017 2nd Lien Term Loan 8.09% 8/4/2025	1.8
Univision Communications, Inc. Senior Secured Term Loan C5 4.84% 3/15/2024	1.5
Valeant Pharmaceuticals International, Inc. Senior Secured 2018 Term Loan B 4.98% 6/1/2025	1.2
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan 4.59% 2/1/2024	1.2
TOTAL	7.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2018

% of Net Assets
Software	12.5%
Commercial Services & Supplies	8.8
Media	8.1
Health Care Providers & Services	7.1
Hotels, Restaurants & Leisure	5.5
Pharmaceuticals	4.7
Insurance	4.0
Diversified Telecommunication Services	3.5
Specialty Retail	3.1
Diversified Financial Services	2.9
Food & Staples Retailing	2.7
Internet Software & Services	2.4
Aerospace & Defense	2.3
Chemicals	2.0
Professional Services	1.7
Trading Companies & Distributors	1.6
IT Services	1.6
Containers & Packaging	1.3
Communications Equipment	1.3
Health Care Equipment & Supplies	1.3
Machinery	1.1
Distributors	1.1
Life Sciences Tools & Services	1.0
Oil, Gas & Consumable Fuels	1.0
Construction & Engineering	1.0
Diversified Consumer Services	0.9
See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio  —Portfolio Statistics (UNAUDITED)  (continued)

		% of Net Assets
	Food Products	0.8%
	Auto Components	0.8
	Semiconductors & Semiconductor Equipment	0.8
	Electronic Equipment, Instruments & Components	0.7
	Semiconductor Equipment	0.7
	Capital Markets	0.6
	Building Products	0.6
	Internet & Catalog Retail	0.6
	Electric Utilities	0.6
	Multiline Retail	0.5
	Telecom Services	0.5
	Independent Power Producers & Energy Traders	0.5
	Health Care Technology	0.5
	Real Estate Investment Trusts (REITs)	0.5
	Casino Hotels	0.5
	Retail-Restaurants	0.5
	Metals & Mining	0.4
	Paper&Related Products	0.4
	Pollution Control	0.3
	Real Estate Management & Development	0.3
	Airlines	0.3
	Leisure Equipment & Products	0.2
	Recycling	0.2
	Automobiles	0.2
	Computers & Peripherals	0.2
	Road & Rail	0.2
	Electrical Equipment	0.1
	Personal Products	0.1
	Construction Materials	0.1
	Thrifts & Mortgage Finance	0.1
	Transportation Infrastructure	0.1
	Energy Equipment & Services	0.1
	Apparel Manufacturers	0.1
	Oil-Field Services	0.0 *
	Short-Term Investment	6.1
	Liabilities in Excess of Other Assets	(3.7)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 94.0% (a)
AEROSPACE & DEFENSE — 2.1%
DAE Aviation Holdings, Inc. Senior Secured 1st Lien Term Loan 5.84%, 7/7/2022	$ 8,560,739	$ 8,584,838
Engility Corp. Senior Secured Term Loan B2 4.84%, 8/12/2023	5,614,608	5,614,159
MacDonald Dettwiler & Associates, Ltd. Senior Secured Term Loan B 4.85%, 10/4/2024	16,182,621	16,142,164
TransDigm, Inc.:
Senior Secured 2018 Term Loan E 4.59%, 5/30/2025	23,337,238	23,189,630
Senior Secured 2018 Term Loan F 4.59%, 6/9/2023	11,775,666	11,721,204
Senior Secured 2018 Term Loan G 4.59%, 8/22/2024	2,919,135	2,902,116
		68,154,111
AIRLINES — 0.3%
American Airlines, Inc. Senior Secured 2018 Term Loan B 3.85%, 6/27/2025	9,000,000	8,850,915
United Airlines, Inc. Senior Secured 2018 Term Loan B 3.84%, 4/1/2024	791,858	784,929
		9,635,844
APPAREL MANUFACTURERS — 0.1%
Samsonite IP Holdings S.A.R.L. Senior Secured 2018 Term Loan B 3.84%, 4/18/2025	1,803,279	1,787,500
AUTO COMPONENTS — 0.8%
USI, Inc. Senior Secured 2017 Repriced Term Loan 5.33%, 5/16/2024	25,063,212	24,947,295
AUTOMOBILES — 0.2%
American Axle & Manufacturing, Inc. Senior Secured Term Loan B 4.35%, 4/6/2024	4,355,442	4,344,554
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
TI Group Automotive Systems LLC Senior Secured 2015 USD Term Loan 4.59%, 6/30/2022	$ 1,671,755	$ 1,674,889
		6,019,443
BUILDING PRODUCTS — 0.6%
AZEK Co. LLC Senior Secured 2017 Term Loan Zero Coupon, 5/3/2024	1,994,949	1,997,443
Builders FirstSource, Inc. Senior Secured 2017 Term Loan B 5.33%, 2/29/2024	4,924,623	4,930,779
SRS Distribution, Inc. Senior Secured 2018 1st Lien Term Loan 5.58%, 5/23/2025	12,727,273	12,557,618
		19,485,840
CAPITAL MARKETS — 0.6%
Duff & Phelps Corp. Senior Secured 2017 Term Loan B 5.58%, 2/13/2025	15,340,341	15,298,769
LPL Holdings, Inc. Senior Secured 2017 1st Lien Term Loan B 4.64%, 9/23/2024	4,631,667	4,612,862
		19,911,631
CASINO HOTELS — 0.5%
Crown Finance US, Inc. Senior Secured 2018 USD Term Loan 4.59%, 2/28/2025	15,002,453	14,915,439
CHEMICALS — 1.8%
Alpha 3 B.V. Senior Secured 2017 Term Loan B1 5.33%, 1/31/2024	4,368,182	4,355,448
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan 6.09%, 11/21/2024	22,038,307	22,176,047
Composite Resins Holding B.V. Senior Secured 2018 Term Loan B Zero Coupon, 6/26/2025	15,000,000	14,962,500
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B 5.50%, 2/12/2025	12,987,013	12,938,377
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
PQ Corp. Senior Secured 2018 Term Loan B 4.59%, 2/8/2025	$ 2,729,143	$ 2,721,979
		57,154,351
COMMERCIAL SERVICES & SUPPLIES — 8.8%
Advanced Disposal Services, Inc. Senior Secured Term Loan B3 4.23%, 11/10/2023	4,415,231	4,411,917
Allied Universal Holdco LLC Senior Secured 2015 Term Loan 5.84%, 7/28/2022	28,101,258	27,735,380
Ancestry.com Operations Inc. Senior Secured 2017 1st Lien Term Loan 5.35%, 10/19/2023	8,622,091	8,626,402
Asurion LLC:
Senior Secured 2017 2nd Lien Term Loan 8.09%, 8/4/2025	55,082,344	55,977,433
Senior Secured 2017 Term Loan B4 4.84%, 8/4/2022	5,007,441	5,006,089
Senior Secured 2018 Term Loan B6 4.84%, 11/3/2023	13,687,846	13,685,382
Senior Secured 2018 Term Loan B7 Zero Coupon, 11/3/2023	22,835,395	22,778,306
Belron S.A. Senior Secured USD Term Loan B 4.86%, 11/7/2024	4,425,032	4,425,032
Equian LLC Senior Secured Add on Term Loan B 5.33%, 5/20/2024	4,403,988	4,396,633
GFL Environmental, Inc. Senior Secured 2018 USD Term Loan B 5.08%, 5/30/2025	8,613,539	8,570,472
IBC Capital, Ltd.:
Senior Secured 2018 1st Lien Term Loan 6.08%, 9/11/2023	7,980,000	7,996,638
Senior Secured 2018 2nd Lien Term Loan 9.33%, 9/11/2024	7,252,747	7,289,011
KAR Auction Services, Inc.:
Senior Secured Term Loan B4 4.38%, 3/11/2021	1,818,727	1,825,929
Senior Secured Term Loan B5 4.63%, 3/9/2023	1,490,494	1,486,306
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan 5.61%, 3/13/2025	$ 10,087,079	$ 10,046,125
Lineage Logistics Holdings LLC Senior Secured 2018 Term Loan 5.09%, 2/16/2025	16,797,280	16,720,264
Packers Holdings LLC Senior Secured 2017 Term Loan B 5.27%, 12/4/2024	7,871,835	7,842,316
Prime Security Services Borrower LLC Senior Secured 2016 1st Lien Term Loan 4.84%, 5/2/2022	27,720,969	27,621,728
Prometric Holdings, Inc. Senior Secured 1st Lien Term Loan 5.10%, 1/29/2025	2,914,773	2,912,951
Southern Graphics, Inc. Senior Secured 2018 Term Loan B 5.34%, 12/31/2022	18,812,754	18,798,080
TruGreen, Ltd. Partnership Senior Secured 2017 Term Loan 6.05%, 4/13/2023 (b)	730,675	739,808
Vantiv LLC Senior Secured 2018 1st Lien Term Loan B4 3.79%, 8/9/2024	21,388,103	21,334,633
		280,226,835
COMMUNICATIONS EQUIPMENT — 1.3%
Arris Group, Inc. Senior Secured 2017 Repriced Term Loan 4.34%, 4/26/2024	1,955,446	1,961,557
Avaya, Inc. Senior Secured 2018 Term Loan B 6.32%, 12/15/2024	9,597,731	9,623,981
Digicel International Finance, Ltd. Senior Secured 2017 Term Loan B 5.61%, 5/28/2024	12,440,380	11,942,765
Plantronics, Inc. Senior Secured 2018 Term Loan B Zero Coupon, 5/30/2025	8,411,765	8,407,853
Riverbed Technology, Inc. Senior Secured 2016 Term Loan 5.35%, 4/24/2022	8,929,257	8,836,795
		40,772,951
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
COMPUTERS & PERIPHERALS — 0.2%
TierPoint LLC Senior Secured 2017 1st Lien Term Loan 5.84%, 5/6/2024	$ 5,218,303	$ 5,091,133
CONSTRUCTION & ENGINEERING — 1.0%
CNT Holdings III Corp. Senior Secured 2017 Term Loan 5.35%, 1/22/2023 (b)	4,962,217	4,869,175
Hamilton Holdco LLC Senior Secured 2018 Term Loan B Zero Coupon, 5/30/2025	6,106,870	6,091,603
MX Holdings US, Inc. Senior Secured 2018 USD Term Loan B Zero Coupon, 6/14/2025	2,009,918	2,013,696
Pike Corp. Senior Secured 2018 Term Loan B 5.60%, 3/23/2025	11,165,644	11,215,666
Summit Materials Cos. I LLC Senior Secured 2017 Term Loan B 4.09%, 11/21/2024	7,580,952	7,564,388
		31,754,528
CONSTRUCTION MATERIALS — 0.1%
Traverse Midstream Partners LLC Senior Secured 2017 Term Loan 6.34%, 9/27/2024	3,431,373	3,435,353
CONTAINERS & PACKAGING — 1.3%
Berlin Packaging LLC Senior Secured 2018 Term Loan B 5.10%, 11/7/2025	9,642,857	9,602,502
Plastipak Holdings, Inc. Senior Secured 2018 Term Loan B 4.60%, 10/14/2024	2,787,921	2,777,467
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan 4.84%, 2/5/2023	21,304,058	21,286,269
Trident TPI Holdings, Inc. Senior Secured 2017 USD Term Loan B1 5.34%, 10/17/2024	7,690,867	7,662,064
		41,328,302
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
DISTRIBUTORS — 0.9%
American Tire Distributors Holdings, Inc. Senior Secured 2015 Term Loan 6.34%, 9/1/2021	$ 4,971,176	$ 3,259,227
Explorer Holdings, Inc. Senior Secured 2016 Term Loan B 6.08%, 5/2/2023	24,810,127	24,810,127
		28,069,354
DIVERSIFIED CONSUMER SERVICES — 0.9%
Weight Watchers International, Inc. Senior Secured 2017 Term Loan B 7.06%, 11/29/2024	27,300,000	27,666,912
DIVERSIFIED FINANCIAL SERVICES — 2.9%
AlixPartners LLP Senior Secured 2017 Term Loan B 4.84%, 4/4/2024	10,797,100	10,802,499
AqGen Ascensus, Inc. Senior Secured 2018 Incremental Term Loan 5.59%, 12/5/2022	2,770,833	2,774,297
Edelman Financial Center LLC Senior Secured 2018 2nd Lien Term Loan Zero Coupon, 6/8/2026	5,769,231	5,826,029
Edelman Financial Group Senior Secured 2018 Term Loan B Zero Coupon, 6/8/2027	22,012,578	22,012,689
Focus Financial Partners LLC Senior Secured 2018 1st Lien Term Loan 4.84%, 7/3/2024	11,084,931	11,108,043
IG Investment Holdings LLC Senior Secured 2018 1st Lien Term Loan 5.59%, 5/18/2025	2,229,730	2,228,804
Infinity Acquisition LLC Senior Secured New Term Loan B 5.09%, 8/6/2021	5,723,003	5,730,157
UFC Holdings LLC Senior Secured 1st Lien Term Loan 5.35%, 8/18/2023	5,478,490	5,489,447
Victory Capital Management, Inc. Senior Secured 2018 Term Loan B 5.08%, 2/12/2025	3,144,654	3,144,654
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan 4.93%, 5/18/2025	$ 24,411,021	$ 24,250,884
		93,367,503
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
CenturyLink Escrow LLC Senior Secured 2017 Term Loan B 4.84%, 1/31/2025	61,234,529	60,073,522
Consolidated Communications, Inc. Senior Secured 2016 Term Loan B 5.10%, 10/4/2023	14,101,462	13,920,822
Hargray Communications Group, Inc. Senior Secured 2017 Term Loan B 5.09%, 5/16/2024	6,930,000	6,921,337
TDC A/S Senior Secured USD Term Loan Zero Coupon, 5/31/2025	18,604,651	18,598,884
Telesat Canada Senior Secured Term Loan B4 4.84%, 11/17/2023	10,996,781	10,934,924
Zayo Group LLC Senior Secured 2017 Incremental Term Loan 4.34%, 1/19/2024	740,131	740,746
		111,190,235
ELECTRIC UTILITIES — 0.6%
TEX Operations Co. LLC Senior Secured Exit Term Loan B 4.09%, 8/4/2023	18,385,580	18,280,782
ELECTRICAL EQUIPMENT — 0.1%
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan 5.83%, 12/2/2024	2,315,360	2,322,607
Generac Power Systems, Inc. Senior Secured 2018 1st Lien Term Loan 4.06%, 5/31/2023	2,222,222	2,203,700
		4,526,307
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan 5.59%, 7/26/2024	9,656,541	9,702,796
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Energizer Holdings, Inc. Senior Secured 2018 Term Loan B Zero Coupon, 6/30/2025	$ 4,310,345	$ 4,315,733
TTM Technologies, Inc. Senior Secured 2017 Term Loan 4.48%, 9/28/2024	6,105,988	6,094,570
		20,113,099
ENERGY EQUIPMENT & SERVICES — 0.1%
BCP Renaissance Parent LLC Senior Secured 2017 Term Loan B 5.86%, 10/31/2024	2,285,714	2,284,640
FOOD & STAPLES RETAILING — 2.3%
Albertsons LLC:
Senior Secured 2018 ABL Last Out Term Loan Zero Coupon, 5/2/2023	10,434,783	10,434,835
Senior Secured USD 2017 Term Loan B5 5.34%, 12/21/2022	3,184,714	3,160,367
Senior Secured USD 2017 Term Loan B6 5.32%, 6/22/2023	24,570,067	24,341,442
Chobani LLC Senior Secured 2017 Term Loan B 5.59%, 10/10/2023	13,044,513	13,074,386
Genoa, a QoL Healthcare Co. LLC Senior Secured 2017 1st Lien Term Loan 5.34%, 10/28/2023	2,945,807	2,952,553
Mastronardi Produce, Ltd. Senior Secured Term Loan B 5.23%, 4/18/2025	2,373,418	2,385,285
Smart & Final Stores LLC Senior Secured 1st Lien Term Loan 5.59%, 11/15/2022	5,750,000	5,625,426
US Foods, Inc. Senior Secured 2016 Term Loan B 4.09%, 6/27/2023	10,125,052	10,125,609
		72,099,903
FOOD PRODUCTS — 0.8%
CSM Bakery Solutions LLC Senior Secured 1st Lien Term Loan 6.31%, 7/3/2020	4,973,227	4,839,597
Dole Food Co., Inc. Senior Secured 2017 Term Loan B 4.84%, 4/6/2024	4,743,956	4,728,301
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Hostess Brands LLC Senior Secured 2017 Repriced Term Loan 4.34%, 8/3/2022	$ 2,752,500	$ 2,739,604
JBS USA LLC Senior Secured 2017 Term Loan B 4.83%, 10/30/2022	13,536,122	13,451,521
		25,759,023
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
DJO Finance LLC Senior Secured 2015 Term Loan 5.56%, 6/8/2020	8,664,194	8,642,577
LifeScan Global Corp. Senior Secured 2018 1st Lien Term Loan Zero Coupon, 5/23/2025	10,000,000	9,725,000
Onex Carestream Finance L.P.:
Senior Secured 1st Lien Term Loan 6.09%, 6/7/2019	4,323,128	4,330,196
Senior Secured 2nd Lien Term Loan 10.59%, 12/7/2019	16,900,077	16,921,202
		39,618,975
HEALTH CARE PROVIDERS & SERVICES — 6.4%
ADMI Corp. Senior Secured 2018 Term Loan B 5.34%, 4/30/2025	15,517,241	15,497,922
Air Medical Group Holdings, Inc.:
Senior Secured 2017 Term Loan B2 6.34%, 3/14/2025	33,895,828	33,493,315
Senior Secured 2018 Term Loan B1 5.28%, 4/28/2022	2,585,163	2,517,302
ATI Holdings Acquisition, Inc. Senior Secured 2016 Term Loan 5.55%, 5/10/2023	2,959,831	2,965,381
BioClinica, Inc. Senior Secured 1st Lien Term Loan 6.63%, 10/20/2023 (b)	2,349,678	2,241,005
Certara L.P. Senior Secured 2018 Term Loan B 5.83%, 8/15/2024 (b)	1,669,765	1,678,114
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B 5.36%, 6/7/2023	10,168,465	10,195,462
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Envision Healthcare Corp. Senior Secured 2016 Term Loan B 5.10%, 12/1/2023	$ 13,691,617	$ 13,697,367
Gem Acquisitions, Inc. Senior Secured 2018 1st Lien Term Loan 5.28%, 2/14/2025	4,879,076	4,846,557
GHX Ultimate Parent Corp. Senior Secured 2017 1st Lien Term Loan 5.33%, 6/28/2024	4,342,105	4,343,929
Heartland Dental LLC Senior Secured 2018 1st Lien Term Loan 5.84%, 4/30/2025	11,469,265	11,419,087
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B 5.08%, 6/7/2023	14,994,160	14,932,084
National Mentor Holdings, Inc. Senior Secured Term Loan B 5.33%, 1/31/2021	2,643,669	2,646,564
NVA Holdings, Inc. Senior Secured Term Loan B3 4.84%, 2/2/2025	14,038,662	14,018,165
Ortho-Clinical Diagnostics, Inc. Senior Secured 2018 Term Loan B 5.34%, 6/30/2025	24,766,425	24,696,832
PharMerica Corp.:
Senior Secured 1st Lien Term Loan 5.55%, 12/6/2024	11,970,000	11,975,626
Senior Secured 2nd Lien Term Loan 9.80%, 12/7/2025	4,765,000	4,777,913
Sterigenics-Nordion Holdings LLC Senior Secured 2017 Term Loan 5.33%, 5/15/2022	11,340,266	11,326,091
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B 5.35%, 9/2/2024	6,823,437	6,815,591
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan 4.84%, 2/6/2024	10,990,711	10,592,297
		204,676,604
HEALTH CARE TECHNOLOGY — 0.5%
Change Healthcare Holdings, Inc. Senior Secured 2017 Term Loan B 4.84%, 3/1/2024	12,837,500	12,809,386
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Press Ganey Holdings, Inc. Senior Secured 2018 1st Lien Term Loan 4.84%, 10/23/2023	$ 2,529,565	$ 2,529,173
		15,338,559
HOTELS, RESTAURANTS & LEISURE — 5.5%
1011778 BC ULC Senior Secured Term Loan B3 4.34%, 2/16/2024	5,399,443	5,383,407
Alterra Mountain Co. Senior Secured 2018 Add On Term Loan Zero Coupon, 7/31/2024	714,286	715,625
Big Jack Holdings LP Senior Secured 2018 Term Loan B 5.60%, 4/5/2024	6,812,524	6,812,524
Boyd Gaming Corp. Senior Secured Term Loan B3 4.49%, 9/15/2023	894,746	898,106
Caesars Resort Collection LLC Senior Secured Term Loan 4.09%, 10/6/2024	1,810,267	1,799,332
CEC Entertainment, Inc. Senior Secured Term Loan B 5.34%, 2/14/2021	7,517,372	7,020,925
Cyan Blue Holding co. 3, Ltd. Senior Secured 2017 USD Term Loan B 4.84%, 8/23/2024	15,494,140	15,497,316
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan 4.59%, 2/1/2024	38,346,487	37,909,146
Fogo de Chao Churrascaria Holdings LLC Senior Secured 2018 Term Loan 6.59%, 4/7/2025	10,807,692	10,834,711
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B 4.84%, 10/4/2023	16,380,930	16,390,103
Intrawest Resorts Holdings, Inc. Senior Secured Term Loan B1 5.09%, 7/31/2024	6,120,152	6,124,008
NPC International, Inc. Senior Secured 1st Lien Term Loan 5.59%, 4/19/2024	6,491,803	6,537,765
Penn National Gaming, Inc. Senior Secured 2017 Term Loan B 4.59%, 1/19/2024	1,235,000	1,240,403
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Red Lobster Management LLC Senior Secured Term Loan B 7.34%, 7/28/2021	$ 1,751,750	$ 1,750,655
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5 4.92%, 8/14/2024	32,714,306	32,540,593
Travel Leaders Group LLC Senior Secured 2017 1st Lien Term Loan 7.00%, 1/25/2024 (b)	4,385,579	4,418,471
Travelport Finance (Luxembourg) S.A.R.L. Senior Secured 2018 Term Loan B 4.83%, 3/17/2025	20,480,663	20,433,353
		176,306,443
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
Calpine Corp. Senior Secured Term Loan B5 4.84%, 1/15/2024	7,429,733	7,425,832
Vistra Energy Corp. Senior Secured 1st Lien Term Loan B3 4.06%, 12/31/2025	8,224,299	8,182,602
		15,608,434
INSURANCE — 3.9%
Acrisure LLC:
Senior Secured 2017 Term Loan B 6.61%, 11/22/2023	15,367,506	15,357,978
Senior Secured 2018 Term Loan B Zero Coupon, 11/22/2023	4,213,483	4,187,149
Alliant Holdings I, Inc. Senior Secured 2018 Term Loan B 5.05%, 5/9/2025	11,551,258	11,489,170
AmWINS Group, Inc. Senior Secured 2017 Term Loan B 4.84%, 1/25/2024	15,051,282	15,012,600
AssuredPartners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan 5.34%, 10/22/2024	16,488,638	16,437,194
Hub International, Ltd. Senior Secured 2018 Term Loan B 5.36%, 4/25/2025	33,321,429	33,158,487
NFP Corp. Senior Secured Term Loan B 5.09%, 1/8/2024	10,939,990	10,880,751
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Sedgwick Claims Management Services, Inc.:
Senior Secured 2017 1st Lien Term Loan 4.84%, 3/1/2021	$ 11,801,636	$ 11,753,662
Senior Secured 2nd Lien Term Loan 7.84%, 2/28/2022	7,666,667	7,719,413
		125,996,404
INTERNET & CATALOG RETAIL — 0.6%
Harbor Freight Tools USA, Inc. Senior Secured 2018 Term Loan B 4.59%, 8/18/2023	18,770,794	18,708,288
Spencer Gifts LLC Senior Secured Term Loan B1 6.31%, 7/16/2021	730,159	683,063
		19,391,351
INTERNET SOFTWARE & SERVICES — 2.3%
Genuine Financial Holdings LLC Senior Secured 2018 1st Lien Term Loan Zero Coupon, 6/27/2025	19,672,131	19,647,541
Go Daddy Operating Co. LLC Senior Secured 2017 Repriced Term Loan 4.34%, 2/15/2024	13,316,313	13,264,046
LANDesk Group, Inc. Senior Secured 2017 Term Loan B 6.35%, 1/20/2024	19,878,296	19,741,732
Rackspace Hosting, Inc. Senior Secured 2017 Incremental 1st Lien Term Loan 5.36%, 11/3/2023	10,320,568	10,206,578
SMS Systems Maintenance Services, Inc. Senior Secured 2016 1st Lien Term Loan 7.09%, 10/30/2023	1,955,038	1,577,070
TCH-2 Holding LLC Senior Secured 2018 Term Loan B 5.59%, 5/6/2021	10,561,406	10,676,948
		75,113,915
IT SERVICES — 1.6%
Access CIG LLC Senior Secured 2018 1st Lien Term Loan 5.84%, 2/27/2025	5,127,085	5,142,466
DigiCert, Inc. Senior Secured 2017 Term Loan B1 6.84%, 10/31/2024	3,771,797	3,774,154
First Data Corp.:
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Senior Secured 2017 USD Term Loan 4.09%, 7/8/2022	$ 2,535,273	$ 2,527,351
Senior Secured 2024 USD Term Loan 4.09%, 4/26/2024	20,018,044	19,926,862
Presidio, Inc. Senior Secured 2017 Refinanced Term Loan B 5.05%, 2/2/2024	7,174,334	7,177,347
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan 5.85%, 2/1/2023	11,946,386	11,938,919
		50,487,099
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Albany Molecular Research, Inc. Senior Secured 2017 1st Lien Term Loan 5.34%, 8/30/2024	6,258,792	6,252,533
Jaguar Holding Co. II Senior Secured 2018 Term Loan 4.59%, 8/18/2022	8,874,711	8,842,008
Parexel International Corp. Senior Secured Term Loan B 4.84%, 9/27/2024	16,857,901	16,787,688
Syneos Health, Inc. Senior Secured 2018 Term Loan B 4.09%, 8/1/2024	1,758,489	1,752,167
		33,634,396
MACHINERY — 1.1%
Apex Tool Group LLC Senior Secured 2018 Term Loan B 5.84%, 2/1/2022	3,616,628	3,624,530
Engineered Machinery Holdings, Inc. Senior Secured USD 1st Lien Term Loan 5.58%, 7/19/2024	4,975,000	4,959,478
Hayward Industries, Inc. Senior Secured 1st Lien Term Loan 5.59%, 8/5/2024	2,438,470	2,446,480
Pro Mach Group, Inc. Senior Secured 2018 Term Loan B 5.02%, 3/7/2025	10,109,797	9,997,326
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B 5.09%, 3/28/2025	14,785,638	14,586,106
		35,613,920
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
MEDIA — 7.8%
Altice Financing SA Senior Secured USD 2017 1st Lien Term Loan 5.10%, 1/31/2026	$ 12,469,588	$ 12,257,605
CBS Radio, Inc. Senior Secured 2017 Term Loan B 4.84%, 11/17/2024	6,693,183	6,616,211
Cogeco Communications (USA) II L.P. Senior Secured 2017 1st Lien Term Loan 4.47%, 1/3/2025	2,972,973	2,959,119
CSC Holdings LLC:
Senior Secured 2017 1st Lien Term Loan 4.32%, 7/17/2025	8,828,717	8,783,647
Senior Secured 2018 Term Loan B 4.57%, 1/25/2026	11,666,667	11,647,183
Entravision Communications Corp. Senior Secured 2017 Term Loan B 4.84%, 11/29/2024	8,270,833	8,188,125
Gray Television, Inc. Senior Secured 2017 Term Loan B 4.25%, 2/7/2024	3,356,394	3,349,681
Lions Gate Entertainment Corp. Senior Secured 2018 Term Loan B 4.34%, 3/24/2025	2,100,000	2,096,503
MH Sub I LLC Senior Secured 2017 1st Lien Term Loan 5.84%, 9/13/2024	21,862,717	21,885,564
Mission Broadcasting, Inc. Senior Secured 2017 Term Loan B2 4.48%, 1/17/2024	510,324	510,830
Nexstar Broadcasting, Inc. Senior Secured 2017 Term Loan B2 4.48%, 1/17/2024	3,929,521	3,933,411
Numericable Group SA Senior Secured USD Term Loan B12 5.35%, 1/31/2026	16,320,028	16,084,041
Red Ventures LLC Senior Secured 1st Lien Term Loan 6.09%, 11/8/2024	31,462,250	31,665,496
Sinclair Television Group, Inc. Senior Secured 2017 Term Loan B Zero Coupon, 12/12/2024	7,390,244	7,376,424
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Unitymedia Finance LLC Senior Secured USD Term Loan D 4.32%, 1/15/2026	$ 5,111,111	$ 5,079,627
Univision Communications, Inc. Senior Secured Term Loan C5 4.84%, 3/15/2024	50,551,777	48,930,076
Virgin Media Bristol LLC Senior Secured Term Loan K 4.57%, 1/15/2026	21,590,909	21,462,767
WideOpenWest Finance LLC Senior Secured 2017 Term Loan B 5.34%, 8/18/2023	7,979,900	7,640,754
WMG Acquisition Corp. Senior Secured 2018 Term Loan F 4.22%, 11/1/2023	12,317,916	12,245,549
Ziggo Secured Finance Partnership Senior Secured USD Term Loan E 4.57%, 4/15/2025	15,089,037	14,946,822
		247,659,435
METALS & MINING — 0.4%
Aleris International, Inc. Senior Secured 2018 Term Loan 6.86%, 2/8/2023	12,068,966	11,982,190
PLZ Aeroscience Corp. Senior Secured USD Term Loan 5.83%, 7/31/2022	1,271,559	1,277,917
		13,260,107
MULTILINE RETAIL — 0.5%
AI Aqua Merger Sub, Inc. Senior Secured 2017 1st Lien Term Loan B Zero Coupon, 12/13/2023	15,000,000	14,948,475
Neiman Marcus Group, Ltd. LLC Senior Secured 2020 Term Loan 5.26%, 10/25/2020	1,873,958	1,665,480
		16,613,955
OIL, GAS & CONSUMABLE FUELS — 1.0%
BCP Raptor LLC Senior Secured Term Loan B 6.42%, 6/24/2024	1,813,600	1,777,328
EG Finco, Ltd. Senior Secured 2018 USD Term Loan 6.33%, 2/7/2025	24,615,294	24,439,910
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Lucid Energy Group II LLC Senior Secured 2018 1st Lien Term Loan 5.09%, 2/17/2025 (b)	$ 6,960,788	$ 6,934,685
		33,151,923
OIL-FIELD SERVICES — 0.0% (c)
MRC Global (US) Inc. Senior Secured 2018 1st Lien Term Loan B 5.09%, 9/20/2024	842,478	846,956
PAPER&RELATED PRODUCTS — 0.4%
Flex Acquisition Co., Inc. Senior Secured 2018 1st Lien Term Loan Zero Coupon, 6/29/2025	11,904,762	11,899,762
PERSONAL PRODUCTS — 0.1%
Zodiac Pool Solutions LLC Senior Secured 2018 Term Loan B Zero Coupon, 3/31/2025	4,098,361	4,093,238
PHARMACEUTICALS — 4.5%
Akorn, Inc. Senior Secured Term Loan B 6.38%, 4/16/2021	12,666,667	12,439,744
Alvogen Pharma US, Inc. Senior Secured 2018 Term Loan B Zero Coupon, 4/2/2022	7,142,857	7,169,679
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B 5.63%, 5/4/2025	14,775,066	14,770,485
Arbor Pharmaceuticals, Inc. Senior Secured Term Loan B 7.49%, 7/5/2023	1,623,209	1,634,028
Endo Luxembourg Finance Co. I S.A.R.L. Senior Secured 2017 Term Loan B 6.38%, 4/29/2024	36,078,978	36,078,978
Horizon Pharma, Inc. Senior Secured 2017 1st Lien Term Loan 5.38%, 3/29/2024	14,270,507	14,264,585
Pearl Intermediate Parent LLC:
Senior Secured 2018 1st Lien Term Loan 4.84%, 2/14/2025	15,803,416	15,526,856
Senior Secured 2018 Delayed Draw Term Loan 2.13%, 2/14/2025	2,204,795	2,166,212
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Valeant Pharmaceuticals International, Inc. Senior Secured 2018 Term Loan B 4.98%, 6/1/2025	$ 39,253,636	$ 39,171,988
		143,222,555
POLLUTION CONTROL — 0.3%
Core & Main L.P. Senior Secured 2017 Term Loan B 5.21%, 8/1/2024	2,344,241	2,347,171
EnergySolutions LLC Senior Secured 2018 Term Loan B 6.08%, 5/9/2025	7,457,377	7,480,682
		9,827,853
PROFESSIONAL SERVICES — 1.7%
Advantage Sales & Marketing, Inc.:
Senior Secured 2014 1st Lien Term Loan 5.34%, 7/23/2021	19,889,062	18,857,416
Senior Secured 2014 2nd Lien Term Loan 8.59%, 7/25/2022	15,753,373	14,427,490
Senior Secured Incremental Term Loan B 5.34%, 7/25/2021	1,994,962	1,891,055
Information Resources, Inc. Senior Secured 1st Lien Term Loan 6.57%, 1/18/2024	18,377,792	18,406,553
		53,582,514
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.5%
Capital Automotive L.P. Senior Secured 2017 1st Lien Term Loan 4.60%, 3/24/2024	1,275,434	1,270,651
Communications Sales & Leasing, Inc. Senior Secured 2017 Term Loan B 5.09%, 10/24/2022	14,321,494	13,709,823
		14,980,474
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Bright Bidco B.V. Senior Secured 2018 Term Loan B 5.83%, 6/30/2024	1,501,450	1,492,066
DTZ U.S. Borrower LLC Senior Secured 2017 1st Lien Term Loan 5.56%, 11/4/2021	6,024,473	6,025,136
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Realogy Corp. Senior Secured 2018 Term Loan B 4.30%, 2/8/2025	$ 2,274,761	$ 2,272,634
		9,789,836
RECYCLING — 0.2%
Gopher Resource LLC Senior Secured 1st Lien Term Loan 5.34%, 3/6/2025	7,741,903	7,761,258
RETAIL-RESTAURANTS — 0.5%
IRB Holding Corp. Senior Secured 1st Lien Term Loan 5.28%, 2/5/2025	7,001,041	7,021,449
K-Mac Holdings Corp. Senior Secured 2018 1st Lien Term Loan 5.34%, 3/7/2025	2,493,750	2,483,226
Tacala LLC Senior Secured 1st Lien Term Loan 5.23%, 1/31/2025	5,209,167	5,197,446
		14,702,121
ROAD & RAIL — 0.2%
Direct ChassisLink, Inc. Senior Secured 2017 2nd Lien Term Loan 8.09%, 6/15/2023	5,000,000	5,056,250
SEMICONDUCTOR EQUIPMENT — 0.7%
MA FinanceCo. LLC Senior Secured USD Term Loan B3 4.84%, 6/21/2024	2,810,442	2,804,301
Seattle Spinco, Inc. Senior Secured USD Term Loan B3 4.84%, 6/21/2024	18,979,607	18,938,136
		21,742,437
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Cypress Semiconductor Corp. Senior Secured 2016 Term Loan B 4.35%, 7/5/2021	8,970,681	9,007,685
MACOM Technology Solutions Holdings, Inc. Senior Secured 2017 Add on Term Loan 4.34%, 5/17/2024	6,140,264	6,050,739
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Microchip Technology, Inc. Senior Secured 2018 Term Loan B 4.10%, 5/29/2025	$ 9,858,841	$ 9,860,911
		24,919,335
SOFTWARE — 11.9%
Applied Systems, Inc.:
Senior Secured 2017 1st Lien Term Loan 5.33%, 9/19/2024	1,825,287	1,829,987
Senior Secured 2017 2nd Lien Term Loan 9.33%, 9/19/2025	454,545	469,659
Avast Software B.V. Senior Secured 2018 USD Term Loan B 4.83%, 9/30/2023	3,426,114	3,429,335
CCC Information Services, Inc. Senior Secured 2017 1st Lien Term Loan 5.10%, 4/27/2024	4,522,425	4,521,227
Compuware Corp. Senior Secured Term Loan B3 5.59%, 12/15/2021	23,135,772	23,216,747
Epicor Software Corp. Senior Secured 1st Lien Term Loan 5.35%, 6/1/2022	23,893,032	23,854,206
Flexera Software LLC Senior Secured 2018 1st Lien Term Loan 5.35%, 2/26/2025	10,144,068	10,139,351
Help/Systems LLC Senior Secured 2018 1st Lien Term Loan 5.84%, 3/28/2025	9,811,024	9,823,287
Hyland Software, Inc.:
Senior Secured 2017 1st Lien Term Loan 5.34%, 7/1/2022	11,559,007	11,604,780
Senior Secured 2017 2nd Lien Term Loan 9.09%, 7/7/2025	608,696	619,348
Informatica Corp. Senior Secured 2018 USD Term Loan 5.34%, 8/5/2022	4,949,548	4,963,704
Kronos, Inc. Senior Secured 2017 Term Loan B 5.36%, 11/1/2023	18,775,705	18,763,971
McAfee LLC Senior Secured 2017 USD Term Loan B 6.59%, 9/30/2024	36,660,469	36,902,794
Mitchell International, Inc.:
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Senior Secured 2017 1st Lien Term Loan 5.34%, 11/29/2024	$ 15,093,750	$ 15,030,809
Senior Secured 2017 2nd Lien Term Loan 9.34%, 11/20/2025	19,272,727	19,326,980
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B 5.99%, 4/26/2024	30,413,199	30,299,149
Project Ruby Ultimate Parent Corp. Senior Secured 2017 Term Loan B 5.59%, 2/9/2024	5,954,829	5,969,716
Quest Software US Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan 6.58%, 5/16/2025	15,000,000	14,965,650
Senior Secured 2018 2nd Lien Term Loan 10.58%, 5/16/2026	10,000,000	10,018,800
SolarWinds Holdings, Inc. Senior Secured 2018 Term Loan B 5.09%, 2/5/2024	23,009,375	23,028,473
Solera Holdings, Inc. Senior Secured USD Term Loan B 4.84%, 3/3/2023	2,783,726	2,775,027
SonicWALL, Inc. Senior Secured 1st Lien Term Loan 5.83%, 5/16/2025	16,935,484	16,984,935
Sophia L.P. Senior Secured 2017 Term Loan B 5.58%, 9/30/2022	3,336,141	3,327,801
SS&C Technologies Holdings Europe S.A.R.L. Senior Secured 2018 Term Loan B4 4.59%, 4/16/2025	10,574,996	10,590,382
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B3 4.59%, 4/16/2025	27,953,019	27,993,691
TIBCO Software, Inc. Senior Secured Repriced Term Loan B 5.60%, 12/4/2020	18,424,829	18,456,520
Veritas Bermuda, Ltd. Senior Secured USD Repriced Term Loan B 6.65%, 1/27/2023	19,895,860	18,279,321
VF Holding Corp. Senior Secured Reprice Term Loan 5.34%, 6/30/2023	11,201,334	11,145,328
		378,330,978
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
SPECIALTY RETAIL — 3.0%
Ascena Retail Group, Inc. Senior Secured 2015 Term Loan B 6.63%, 8/21/2022	$ 847,374	$ 758,824
Bass Pro Group LLC Senior Secured Term Loan B 7.09%, 9/25/2024	31,839,252	31,928,879
Burlington Coat Factory Warehouse Corp. Senior Secured 2017 Term Loan B5 4.60%, 11/17/2024	8,489,484	8,521,320
National Vision, Inc. Senior Secured 2017 Repriced Term Loan 4.84%, 11/20/2024	7,318,821	7,317,284
Party City Holdings, Inc. Senior Secured 2018 Term Loan B 4.85%, 8/19/2022	7,055,006	7,059,874
Petco Animal Supplies, Inc. Senior Secured 2017 Term Loan B 5.61%, 1/26/2023	2,300,000	1,666,545
Staples, Inc. Senior Secured 2017 Term Loan B 6.36%, 9/12/2024	38,027,840	37,582,344
		94,835,070
TELECOM SERVICES — 0.5%
SBA Senior Finance II LLC Senior Secured 2018 Term Loan B 4.10%, 4/11/2025	10,734,865	10,678,292
Securus Technologies Holdings, Inc. Senior Secured 2017 1st Lien Term Loan 6.59%, 11/1/2024	5,138,604	5,170,721
		15,849,013
THRIFTS & MORTGAGE FINANCE — 0.1%
Capri Finance LLC Senior Secured USD 2017 1st Lien Term Loan 5.61%, 11/1/2024	3,295,650	3,273,009
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Avolon TLB Borrower 1 (Luxembourg) S.A.R.L. Senior Secured Term Loan B3 4.09%, 1/15/2025	36,773,145	36,369,560
SiteOne Landscape Supply, Inc. Senior Secured 2017 1st Lien Term Loan 4.85%, 4/29/2022 (b)	1,028,498	1,033,964
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
Univar, Inc. Senior Secured 2017 USD Term Loan B 4.59%, 7/1/2024	$ 15,277,369	$ 15,259,571
		52,663,095
TOTAL SENIOR FLOATING RATE LOANS (Cost $3,003,786,312)		2,997,825,588
CORPORATE BONDS & NOTES — 3.6%
AEROSPACE & DEFENSE — 0.1%
TransDigm, Inc. 6.50%, 7/15/2024	5,000,000	5,082,500
COMMERCIAL SERVICES — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (d)	2,122,000	2,259,293
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Fly Leasing, Ltd. 5.25%, 10/15/2024	3,145,000	2,958,266
ELECTRIC — 0.0% (c)
Calpine Corp. 5.88%, 1/15/2024 (d)	1,000,000	990,000
ELECTRONICS — 0.1%
TTM Technologies, Inc. 5.63%, 10/1/2025 (d)	3,500,000	3,421,250
ENTERTAINMENT — 0.2%
Scientific Games International, Inc. 5.00%, 10/15/2025 (d)	7,750,000	7,364,825
FOOD — 0.4%
Albertsons Cos., Inc. 3 Month USD LIBOR + 3.75% 6.09%, 1/15/2024 (d) (e)	9,000,000	9,000,000
Post Holdings, Inc. 5.00%, 8/15/2026 (d)	4,000,000	3,730,000
		12,730,000
HEALTH CARE PRODUCTS — 0.3%
Avantor, Inc. 6.00%, 10/1/2024 (d)	7,750,000	7,657,000
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (d)	830,000	838,300
		8,495,300
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 0.7%
HCA, Inc. 5.00%, 3/15/2024	$ 1,000,000	$ 998,800
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (d)	10,000,000	10,213,000
Tenet Healthcare Corp.:
6.75%, 2/1/2020	2,000,000	2,050,000
8.13%, 4/1/2022	8,000,000	8,350,400
		21,612,200
INSURANCE — 0.1%
AssuredPartners, Inc. 7.00%, 8/15/2025 (d)	3,410,000	3,278,033
LEISURE TIME — 0.0% (c)
Sabre GLBL, Inc. 5.25%, 11/15/2023 (d)	500,000	503,125
MEDIA — 0.4%
Gray Television, Inc.:
5.13%, 10/15/2024 (d)	3,000,000	2,856,600
5.88%, 7/15/2026 (d)	3,000,000	2,850,000
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (d)	1,000,000	967,500
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (d)	5,000,000	4,956,250
		11,630,350
PACKAGING & CONTAINERS — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (d)	2,320,000	2,412,800
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (d)	1,478,000	1,426,270
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 3 Month USD LIBOR + 3.50% 5.85%, 7/15/2021 (d) (e)	2,000,000	2,016,200
		5,855,270
PHARMACEUTICALS — 0.2%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 5.88%, 10/15/2024 (d)	1,517,000	1,479,075
Endo Finance LLC/Endo Finco, Inc. 5.38%, 1/15/2023 (d)	1,000,000	810,000
Valeant Pharmaceuticals International, Inc.:
5.50%, 11/1/2025 (d)	3,000,000	2,952,900
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Principal Amount	Value
6.50%, 3/15/2022 (d)	$ 1,734,000	$ 1,794,690
		7,036,665
RETAIL — 0.1%
1011778 BC ULC/New Red Finance, Inc. 4.25%, 5/15/2024 (d)	2,034,000	1,932,300
CEC Entertainment, Inc. 8.00%, 2/15/2022	1,148,000	1,010,240
		2,942,540
SOFTWARE — 0.6%
First Data Corp. 5.00%, 1/15/2024 (d)	7,396,000	7,349,775
Infor US, Inc. 6.50%, 5/15/2022	7,000,000	7,026,600
Riverbed Technology, Inc. 8.88%, 3/1/2023 (d)	5,500,000	5,214,000
		19,590,375
TOTAL CORPORATE BONDS & NOTES (Cost $117,611,059)		115,749,992

	Shares
SHORT-TERM INVESTMENT — 6.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (f) (g) (Cost $196,673,118)	196,673,118	196,673,118
TOTAL INVESTMENTS — 103.7% (Cost $3,318,070,489)		3,310,248,698
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(119,585,739)
NET ASSETS — 100.0%		$ 3,190,662,959

See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

(a)	The rate shown represents the rate at June 30, 2018.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $21,915,222 representing 0.7% of net assets.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.8% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2018.

LIBOR	= London Interbank Offered Rate
LP	= Limited Partnership
At June 30, 2018, the Fund had unfunded loan commitments of $56,125,752, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Access CIG LLC	640,413	642,335	1,922
Heartland Dental LLC	1,720,390	1,712,863	(7,527)
Pearl Intermediate Parent LLC	2,454,917	2,411,956	(42,961)
ION Trading Technologies S.A.R.L.	8,977,500	8,943,750	(33,750)
GFL Environmental, Inc.	1,070,005	1,064,655	(5,350)
AqGen Ascensus, Inc.	1,662,527	1,668,750	6,223
BMC Software Finance, Inc.	39,600,000	39,800,000	200,000
			$118,557
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Senior Floating Rate Loans
Aerospace & Defense	$ —	$ 68,154,111	$—	$ 68,154,111
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Airlines	$ —	$ 9,635,844	$—	$ 9,635,844
Apparel Manufacturers	—	1,787,500	—	1,787,500
Auto Components	—	24,947,295	—	24,947,295
Automobiles	—	6,019,443	—	6,019,443
Building Products	—	19,485,840	—	19,485,840
Capital Markets	—	19,911,631	—	19,911,631
Casino Hotels	—	14,915,439	—	14,915,439
Chemicals	—	57,154,351	—	57,154,351
Commercial Services & Supplies	—	280,226,835	—	280,226,835
Communications Equipment	—	40,772,951	—	40,772,951
Computers & Peripherals	—	5,091,133	—	5,091,133
Construction & Engineering	—	31,754,528	—	31,754,528
Construction Materials	—	3,435,353	—	3,435,353
Containers & Packaging	—	41,328,302	—	41,328,302
Distributors	—	28,069,354	—	28,069,354
Diversified Consumer Services	—	27,666,912	—	27,666,912
Diversified Financial Services	—	93,367,503	—	93,367,503
Diversified Telecommunication Services	—	111,190,235	—	111,190,235
Electric Utilities	—	18,280,782	—	18,280,782
Electrical Equipment	—	4,526,307	—	4,526,307
Electronic Equipment, Instruments & Components	—	20,113,099	—	20,113,099
Energy Equipment & Services	—	2,284,640	—	2,284,640
Food & Staples Retailing	—	72,099,903	—	72,099,903
Food Products	—	25,759,023	—	25,759,023
Health Care Equipment & Supplies	—	39,618,975	—	39,618,975
Health Care Providers & Services	—	204,676,604	—	204,676,604
Health Care Technology	—	15,338,559	—	15,338,559
Hotels, Restaurants & Leisure	—	176,306,443	—	176,306,443
Independent Power Producers & Energy Traders	—	15,608,434	—	15,608,434
Insurance	—	125,996,404	—	125,996,404
Internet & Catalog Retail	—	19,391,351	—	19,391,351
Internet Software & Services	—	75,113,915	—	75,113,915
IT Services	—	50,487,099	—	50,487,099
Life Sciences Tools & Services	—	33,634,396	—	33,634,396
Machinery	—	35,613,920	—	35,613,920
Media	—	247,659,435	—	247,659,435
Metals & Mining	—	13,260,107	—	13,260,107
Multiline Retail	—	16,613,955	—	16,613,955
Oil, Gas & Consumable Fuels	—	33,151,923	—	33,151,923
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Oil-Field Services	$ —	$ 846,956	$—	$ 846,956
Paper&Related Products	—	11,899,762	—	11,899,762
Personal Products	—	4,093,238	—	4,093,238
Pharmaceuticals	—	143,222,555	—	143,222,555
Pollution Control	—	9,827,853	—	9,827,853
Professional Services	—	53,582,514	—	53,582,514
Real Estate Investment Trusts (REITs)	—	14,980,474	—	14,980,474
Real Estate Management & Development	—	9,789,836	—	9,789,836
Recycling	—	7,761,258	—	7,761,258
Retail-Restaurants	—	14,702,121	—	14,702,121
Road & Rail	—	5,056,250	—	5,056,250
Semiconductor Equipment	—	21,742,437	—	21,742,437
Semiconductors & Semiconductor Equipment	—	24,919,335	—	24,919,335
Software	—	378,330,978	—	378,330,978
Specialty Retail	—	94,835,070	—	94,835,070
Telecom Services	—	15,849,013	—	15,849,013
Thrifts & Mortgage Finance	—	3,273,009	—	3,273,009
Trading Companies & Distributors	—	52,663,095	—	52,663,095
Corporate Bonds & Notes
Aerospace & Defense	—	5,082,500	—	5,082,500
Commercial Services	—	2,259,293	—	2,259,293
Diversified Financial Services	—	2,958,266	—	2,958,266
Electric	—	990,000	—	990,000
Electronics	—	3,421,250	—	3,421,250
Entertainment	—	7,364,825	—	7,364,825
Food	—	12,730,000	—	12,730,000
Health Care Products	—	8,495,300	—	8,495,300
Health Care Services	—	21,612,200	—	21,612,200
Insurance	—	3,278,033	—	3,278,033
Leisure Time	—	503,125	—	503,125
Media	—	11,630,350	—	11,630,350
Packaging & Containers	—	5,855,270	—	5,855,270
Pharmaceuticals	—	7,036,665	—	7,036,665
Retail	—	2,942,540	—	2,942,540
Software	—	19,590,375	—	19,590,375
Short-Term Investment	196,673,118	—	—	196,673,118
TOTAL INVESTMENTS	$196,673,118	$3,113,575,580	$—	$3,310,248,698
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loan Commitments(a)	$ —	$ 118,557	$—	$ 118,557
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$196,673,118	$3,113,694,137	$—	$3,310,367,255

(a)	appreciation (depreciation) on unfunded loan commitments.
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	119,281,817	$119,281,817	$1,857,721,773	$1,780,330,472	$—	$—	196,673,118	$196,673,118	$2,615,497
See accompanying notes to financial statements.

SSGA MASTER TRUST
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018

Blackstone / GSO Senior Loan Portfolio
ASSETS
Investments in unaffiliated issuers, at value	$3,113,575,580
Investments in affiliated issuers, at value	196,673,118
Total Investments	3,310,248,698
Cash	5,047,803
Receivable for investments sold	219,637,294
Dividends receivable — affiliated issuers	283,625
Interest receivable — unaffiliated issuers	8,002,305
Unrealized appreciation on unfunded loan commitments	118,557
Other Receivable	102,744
TOTAL ASSETS	3,543,441,026
LIABILITIES
Payable for investments purchased	351,996,464
Advisory fee payable	779,983
Trustees’ fees and expenses payable	461
Accrued expenses and other liabilities	1,159
TOTAL LIABILITIES	352,778,067
NET ASSETS	$3,190,662,959
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,121,411,873
Investments in affiliated issuers	196,673,118
Total cost of investments	$3,318,084,991
See accompanying notes to financial statements.

SSGA MASTER TRUST STATEMENT OF OPERATIONS
For the Year Ended June 30, 2018

Blackstone / GSO Senior Loan Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers	$117,281,297
Dividend income — affiliated issuers	2,615,497
TOTAL INVESTMENT INCOME (LOSS)	119,896,794
EXPENSES
Advisory fee	7,194,761
Trustees’ fees and expenses	36,785
TOTAL EXPENSES	7,231,546
NET INVESTMENT INCOME (LOSS)	112,665,248
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(11,863,247)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(16,629,536)
Unfunded loan commitments	118,557
Net change in unrealized appreciation/depreciation	(16,510,979)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(28,374,226)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 84,291,022
See accompanying notes to financial statements.

SSGA MASTER TRUST STATEMENTS OF CHANGES IN NET ASSETS

	Blackstone / GSO Senior Loan Portfolio
	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 112,665,248	$ 51,271,905
Net realized gain (loss)	(11,863,247)	2,066,427
Net change in unrealized appreciation/depreciation	(16,510,979)	10,003,339
Net increase (decrease) in net assets resulting from operations	84,291,022	63,341,671
CAPITAL TRANSACTIONS
Contributions	1,509,849,498	1,009,734,223
Withdrawals	(225,415,777)	(54,477,525)
Other capital	850,599	—
Net increase (decrease) in net assets from capital transactions	1,285,284,320	955,256,698
Net increase (decrease) in net assets during the period	1,369,575,342	1,018,598,369
Net assets at beginning of period	1,821,087,617	802,489,248
NET ASSETS AT END OF PERIOD	$3,190,662,959	$1,821,087,617
See accompanying notes to financial statements.

SSGA MASTER TRUST
FINANCIAL HIGHLIGHTS
The following table includes selected supplemental data and ratios to average net assets:

	Blackstone / GSO Senior Loan Portfolio
	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14
Total return	4.43%	6.19%	(0.20)%	2.98%	4.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,190,663	$1,821,088	$802,489	$672,264	$610,477
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.31%	0.30%
Net investment income (loss)	4.70%	4.31%	4.54%	4.49%	3.63%
Portfolio turnover rate	90%	68%	88%	65%	77%
See accompanying notes to financial statements.

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2018

1.    Organization
SSGA Master Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of one (1) series, which represents a separate series of beneficial interest in the Trust. The financial statements herein relate to the Blackstone / GSO Senior Loan Portfolio (the “Portfolio”).
The Portfolio is classified as a diversified investment company under the 1940 Act.
The Portfolio serves as a master fund in a master feeder structure.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

“Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Portfolio's NAV and the prices used by the Portfolio's underlying benchmark.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2018, is disclosed in the Portfolio’s Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Portfolio had no transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Expenses
Expenses which are directly identifiable to the Portfolio are applied to the Portfolio within the Trust.
3.    Securities and Other Investments
Loan Agreements
The Blackstone/GSO Senior Loan Portfolio invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolio does not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolio as the issuers of such loans.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Portfolio, facilities furnished, and expenses borne by the Adviser, the Portfolio pays the Adviser a fee accrued daily and paid monthly, based on a percentage of the Portfolio’s average daily net assets as shown in the following table:
Annual Rate
Blackstone / GSO Senior Loan Portfolio	0.30%
The Adviser pays all expenses of the Portfolio other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees' counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
GSO / Blackstone Debt Funds Management LLC receives fees for its services as the sub-adviser to the Blackstone / GSO Senior Loan Portfolio from the Adviser.

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2018, were as follows:
	Purchases	Sales
Blackstone / GSO Senior Loan Portfolio	$3,518,282,459	$2,125,948,104
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Blackstone / GSO Senior Loan Portfolio	$3,366,658,352	$10,089,147	$17,755,050	$(7,665,903)
8.    Line of Credit
Certain Portfolios and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. Blackstone / GSO Senior Loan Portfolio has exclusive access to $200 million of the total credit facility. This agreement expires in October 2018 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. The Portfolio pays the commitment fee for its exclusive portion of the credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Blackstone / GSO Senior Loan Portfolio pays the commitment fee for its exclusive portion of the credit line. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
Prior to October 12, 2017, the Portfolios and other affiliated funds participated in a $360 million revolving credit facility and Blackstone / GSO Senior Loan Portfolio had exclusive access to $100 million of the total credit facility.
The Portfolio had no outstanding loans as of June 30, 2018.
9.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Portfolio was more broadly diversified.

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
10.    Recent Accounting Pronouncement
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA MASTER TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Owners of Beneficial Interest and the Board of Trustees of Blackstone / GSO Senior Loan Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Blackstone / GSO Senior Loan Portfolio (the “Portfolio”), including the schedule of investments, as of June 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio at June 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of the Portfolio’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing

SSGA MASTER TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 31, 2018

SSGA MASTER TRUST
OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Blackstone / GSO Senior Loan Portfolio
Annualized Expense Ratio	0.30%
Actual:
Ending Account Value	$1,016.40
Expenses Paid During Period(a)	1.50
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.30
Expenses Paid During Period(a)	1.51

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio's investment adviser to vote proxies relating to the Portfolio's portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-months period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolio's website at www.spdrs.com.
Quarterly Portfolio Schedule
The Portfolio files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Portfolio’s website at www.spdrs.com.
Approval of Advisory Agreements
At in-person meetings held prior to June 30, 2018, the Board of Trustees of the Trusts (the “Board”) evaluated proposals to continue the separate Investment Advisory Agreement (the “Agreements”) between each Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to: (1) the SPDR Blackstone / GSO Senior Loan ETF, an operational series of SSGA Active Trust, and (2) the Blackstone / GSO

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Senior Loan Portfolio, an operational series of SSGA Master Trust (together with the SPDR Blackstone / GSO Senior Loan ETF, the “Funds”). The Trustees who are not “interested persons” of each Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trusts’ sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the Funds under the Agreements, (ii) investment performance of the Funds, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trusts, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the Funds grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s responsibilities for managing investment operations of each of the Funds in accordance with each Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR Blackstone / GSO Senior Loan ETF as an exchange-traded fund and the experience and expertise of the Adviser with exchange-traded funds, as well as with master-feeder structures. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the Funds. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for exchange-traded funds. The Board specifically considered the Adviser’s experience in

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

active management, managing exchange-traded funds and master-feeder structures, and in overseeing third-party sub-advisers.
Investment Performance
SPDR Blackstone / GSO Senior Loan ETF. The Board then reviewed the Funds’ performance. With respect to the Blackstone / GSO Senior Loan Portfolio, the Board evaluated the performance of the SPDR Blackstone / GSO Senior Loan ETF (the feeder fund). The Board compared the Fund’s investment performance to the performance of an appropriate benchmark (gross of expenses) and a group of comparable funds (net of expenses). Among other information, the Board considered that although the Fund underperformed the median of its Performance Group for the 3- and 4-year periods, it outperformed the median of its Performance Group for the 1- and 2-year periods. In addition, the Board considered that the Fund outperformed its benchmark index for the 1- and 3-year and since inception periods.
In those instances where the Board observed underperformance, the Trustees considered management’s explanation of those factors that contributed to such underperformance and steps being taken in response to such factors.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the Funds to the Adviser, including data on the Funds’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds that are actively managed. The Board reviewed the universe of similar exchange-traded funds based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. The Board also reviewed the fee structure of the SPDR Blackstone / GSO Senior Loan ETF in connection with the master-feeder structure. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trusts’ brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each Fund’s assets grow in size. The Board noted that the Agreements did not provide for breakpoints in each Fund’s advisory fee rates as assets of a Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the Funds by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the Funds from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Funds were appropriate; (b) the performance of the SPDR GSO / Blackstone Senior Loan ETF had been satisfactory; (c) the Adviser’s unitary fee for the SPDR GSO / Blackstone Senior Loan ETF, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trusts’ relationship with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser shared the economies of scale with respect to the Funds by way of the relatively low fee structure of the Trusts.
Approval of GSO / Blackstone Debt Funds Management LLC Sub-Advisory Agreements
At in-person meetings held prior to June 30, 2018, the Board also evaluated proposals to continue the separate Sub-Advisory Agreements (the “GSO / Blackstone Sub-Advisory Agreements”) between the Adviser and GSO / Blackstone Debt Funds Management LLC (“GSO / Blackstone”) with respect to the SPDR Blackstone / GSO Senior Loan ETF, a series of the SSGA Active Trust, and Blackstone / GSO Senior Loan

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Portfolio, a series of the SSGA Master Trust, each sub-advised by GSO / Blackstone (the “GSO / Blackstone Funds”). The Independent Trustees also met separately to consider the GSO / Blackstone Sub-Advisory Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the GSO / Blackstone Sub-Advisory Agreements, the Board requested, and GSO / Blackstone and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the GSO / Blackstone Sub-Advisory Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by GSO / Blackstone with respect to the GSO / Blackstone Funds under the GSO / Blackstone Sub-Advisory Agreements and (ii) investment performance of the GSO / Blackstone Funds. The Board was informed of the portion of the current advisory fee that the Adviser would pay to GSO / Blackstone under the GSO / Blackstone Sub-Advisory Agreements and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the GSO / Blackstone Funds.
The Board considered the background and experience of GSO / Blackstone’s senior management and, in particular, GSO / Blackstone’s experience in investing in senior loan securities. The Board reviewed the GSO / Blackstone Funds’ performance, noting that the performance of the GSO / Blackstone Funds was satisfactory. The Board also considered the unitary fee paid to the Adviser by each GSO / Blackstone Fund and GSO / Blackstone’s fees paid by the Adviser. The Board also considered whether GSO / Blackstone benefited in other ways from its relationship with the Trusts.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreements between the Trusts and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the GSO / Blackstone Sub-Advisory Agreement for each GSO / Blackstone Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by GSO / Blackstone with respect to the GSO / Blackstone Funds were appropriate; (b) the performance of the GSO / Blackstone Funds had been satisfactory; (c) GSO / Blackstone’s fees for the GSO / Blackstone Funds and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to GSO / Blackstone were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to GSO / Blackstone adequately shared the economies of scale with each applicable GSO / Blackstone Fund by way of the relatively low fee structure of the Trusts.

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SSGA Master Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Retired.	127	None.
DAVID M. KELLY c/o SSGA Master Trust One Iron Street Boston, MA 02210 1938	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	127	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired).
BONNY EUGENIA BOATMAN c/o SSGA Master Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	127	None.
DWIGHT D. CHURCHILL c/o SSGA Master Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	127	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SSGA Master Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	127	The Motley Fool Funds Trust (Trustee).

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President and Principal, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012).	196	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since March 2011	Managing Director, State Street Global Advisors (2005 - present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Managing Director and Managing Counsel, State Street Global Advisors (2011 - present); Clerk, SSGA Funds Management, Inc. (2013 - present); Associate, Financial Services Group, Dechert LLP (2006 - 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02111 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007- 2013).**
ESTEFANIA SALOMON State Street Bank and Trust Company 100 Summer Street SUM0703 Boston, MA 02111 1983	Assistant Secretary	Term: Unlimited Served: since May 2018	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2018 – present); Senior Compliance Consultant, AdvisorAssist, LLC (2017); Attorney, Commonwealth of Massachusetts, Securities Division (2014-2017).

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013); Director of Compliance, AARP Financial Inc. (2008 - 2010).
* Served in various capacities and/or with various affiliated entities during noted time period.
** Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.
Statement of Additional Information (SAI) includes additional information about Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.

Master Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
Officers
Ellen M. Needham, President
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President; Deputy Treasurer
Michael P. Riley, Vice President
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Sujata Upreti, Assistant Treasurer
Daniel Foley, Assistant Treasurer
Daniel G. Plourde, Assistant Treasurer
Jesse D. Hallee, Secretary
Estefania Salomon, Assistant Secretary
Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer
Joshua A. Weinberg, Chief Legal Officer
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Master Trust
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors, One Iron Street Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. SSGA Funds Management has retained GSO Capital Partners as the sub-adviser.
GSO Capital Partners is not affiliated with State Street Global Advisors Funds Distributors, LLC.
Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2018 State Street Corporation -All Rights Reserved
SPDRGSOAR

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has six Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2018 and June 30, 2017, the aggregate audit fees billed for professional services rendered by the principal accountant were $39,987 and $153,611, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2018 and June 30, 2017, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2018 and June 30, 2017, the aggregate tax fees billed for professional services rendered by the principal accountant were $85,705 and $125,690, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2018 and June 30, 2017.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.

The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.

Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.

Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2018 (in millions)		FY 2017 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$15.4		$15.7
Tax Fees	7.8		8.7
All Other Fees	16.2		23.0	(3)

(1)	Information is for the calendar years 2017 and 2016, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees consisted of advisory services related to certain regulatory initiatives.

(3)

This figure had previously been reported as $4.4 million and is being restated to include certain other audit fees totaling $18.6 million, in the aggregate, primarily relating to statutory and financial statement audits, the requirement to opine on the design and operating effectiveness of internal control over financial reporting and accounting consultations.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) A Schedule of Investments for the series of the registrant is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Master Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 6, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 6, 2018